Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2024
Warrants Abstract
Warrants to Purchase Common Stock

5. Warrants to Purchase Common Stock

The following table presents the Company’s warrants as of December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2022	109,584	$13.25	4.53
Issued	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Warrants as of December 31, 2023	109,584	$13.25	3.53
Issued	-	$-	-
Forfeited	(21,074)	$7.80	-
Exercised	-	$-	-
Warrants as of December 31, 2024	88,510	$14.54	3.26

During the years ended December 31, 2024 and 2023, stock-based compensation related to warrants totaled $85,016 and $127,520, respectively.

At December 31, 2024, warrants for the purchase of 88,510 shares were vested and no warrants remained unvested.